APPENDIX I                 UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1 . Name and address of issuer:
                            Hansberger Institutional Series
                            401 East Las Olas Boulevard, Suite 1700
                            Fort Lauderdale, FL 33301


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                          Hansberger International Value Fund
                          Hansberger Emerging Markets Fund
                          Hansberger International Growth Fund
                          Hansberger International Core Fund


3. Investment Company Act File Number: 811-7729
   Securities Act File Number 333-8919

4(a). Last day of fiscal year for which this Form is filed: December 31, 2006 4(b). ( Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the
fiscal year). (See Instruction A.2)
      Note: If the Form is being filed late,
            interest must be paid on the registration fee due.
4(c). ( Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the fiscal year
        Pursuant to section 24(f):                              $502,543,144
    (ii)Aggregate price of securities redeemed or repurchased
        during the fiscal year:                                 $136,465,055
    (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier
         than October 11, 1995 that were not previously used to
        reduce registration fees payable to the Commission:      $57,446,866
    (iv)Total available redemption credits [add Item
         5(ii) and 5(iii):                                       $193,911,921
     (v)Net sales - If Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i) ]:                  $308,631,223
     (vi)Redemption credits available for use in future years            $0
        - if Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:
     (vii)Multiplier for determining registration fee
          (See Instruction C.9):                                   x$0.0000307
     viii)Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter 'O' if no fee is due):            =$9,474.98

6. Prepaid Shares
   If the response to item 5(i) was determined by deducting an amount of securities that were registered
under the Securities
    Act of 1933 pursuant to rule 24e-2 as in effect before
   [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
   issuer in future fiscal years, then state that number here:   .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D): + $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$9,474.98


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: March 27, 2007
        Method of Delivery: X Wire Transfer
                              Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title.)
/s/ Thomas A. Christensen, Jr.
    Thomas A. Christensen, Jr., Treasurer
    Date March 19,2007
Please print the name and title of the signing officer below the signature.